SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF COMPANY ENTITIES EQUITY METHOD INVESTMENTS

The accompanying audited consolidated financial statements reflect the activities of the Company, and each of the following entities:

	Place of		Registered
Name of Company	incorporation	Ownership percentage	capital
WANG & LEE GROUP, Inc.	BVI	Group Holding Company	$8,350,003
WANG & LEE HOLDINGS, Inc.	BVI	100%	100
WANG & LEE CONTRACTING LIMITED	Hong Kong SAR (“HK SAR”)	100%	503,225

SCHEDULE OF ESTIMATED USEFUL LIVES OF THE PLAN AND EQUIPMENT
Furniture & fixtures	5 years
Equipment	5 years
Motor vehicles	5 years

SCHEDULE OF HISTORICAL FOREIGN CURRENCY EXCHANGE RATES
	For the year ended December 31,
	2024	2023	2022
Period Ended HK$: USD exchange rate	7.7335	7.7785	7.7990
Period Average HK$: USD exchange rate	7.7715	7.7997	7.8298

SCHEDULE OF OF REVENUE AND COST OF REVENUE

The details of revenue and cost of revenue of the Company are as follows:

	December 31,
	2024	2023	2022

Contract Revenue	$3,951,649	$6,825,879	$4,169,931
Contract Costs	3,539,478	4,385,279	3,384,227
Gross Profit	$412,171	$2,440,600	$785,704

Gross Profit Margin	10%	36%	19%